GRANTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
GRANTS RECEIVABLE	GRANTS RECEIVABLEGrants receivable represents qualifying costs incurred where there is reasonable assurance that conditions of the grant have been met but the corresponding funds have not been received as of the reporting date. Grants receivable balances were $0 as of December 31, 2024 and December 31, 2023, respectively. The Company received $1.5 million from the Cancer Prevention and Research Institute of Texas on February 15, 2023.